Segment Reporting - Reconciliation from Trading Profit Under IFRS (Detail) (IFRS [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Trading profit under IFRS	$ 2,399	$ 2,637	$ 2,650
Industrial Activities [Member]
Segment Reporting Information [Line Items]
Trading profit under IFRS	1,867	2,119	2,273
Industrial Activities [Member] | Agricultural equipment [Member]
Segment Reporting Information [Line Items]
Trading profit under IFRS	1,689	1,949	1,609
Industrial Activities [Member] | Construction Equipment [Member]
Segment Reporting Information [Line Items]
Trading profit under IFRS	66	(109)	(39)
Industrial Activities [Member] | Commercial Vehicles [Member]
Segment Reporting Information [Line Items]
Trading profit under IFRS	2	145	647
Industrial Activities [Member] | Powertrain [Member]
Segment Reporting Information [Line Items]
Trading profit under IFRS	220	210	181
Industrial Activities [Member] | Other Activities And Adjustments
Segment Reporting Information [Line Items]
Trading profit under IFRS	(110)	(76)	(125)
Financial services [Member]
Segment Reporting Information [Line Items]
Trading profit under IFRS	$ 532	$ 518	$ 377